INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income attributable to the Company - basic and diluted (in dollars)	$ 69,619,583	$ 51,994,402	$ 56,221,847
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	57,926,333	56,167,592	55,659,765
Effect of dilutive securities
Share options	482,623	206,506	148,139
Restricted shares	17,686	38,371	20,457
Weighted average ordinary shares outstanding used in computing diluted income per share	58,426,642	56,412,469	55,828,361
Income per share - basic (in dollars per share)	$ 1.20	$ 0.93	$ 1.01
Income per share - diluted (in dollars per share)	$ 1.19	$ 0.92	$ 1.01